Long-term debt (Details 5) (Capital lease) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Capital lease obligations [Abstract]
Interest rate for capital lease obligations, maximum	7.30%
Interest rate for capital lease obligations, minimum	0.70%
Interest imputed on capital leases	CAD 118
Capital leases obligations
Capital lease obligations [Abstract]
Debt relating to capital lease obligation	0	CAD 0
Interest imputed on capital leases	118	145
Net carrying amount of properties which secures the capital lease obligations	CAD 603	668
Capital lease obligations collateral description	The capital lease obligations are secured by properties
Equipment lease assets [Member] | Capital leases obligations
Capital lease obligations [Abstract]
Capital lease assets acquired in period	CAD 0	CAD 0
Interest rate for capital lease obligations, maximum	7.30%
Interest rate for capital lease obligations, minimum	0.70%